SUBORDINATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of subordinated liabilities [text block] [Abstract]
Disclosure of movement in subordinated liabilities [text block]	The movement in subordinated liabilities during the year was as follows:

The Group	Preferred securities £m	Undated subordinated liabilities £m	Dated subordinated liabilities £m	Total £m
At 1 January 2017	4,748	625	11,885	17,258

Repurchases and redemptions during the year[1]:
6.369% Fixed/Floating Rate Non-Cumulative Securities Callable 2015	(600)	–	–	(600)
4.385% Step-up Perpetual Capital Securities Callable 2017	(74)	–	–	(74)
7.627% Fixed to Floating Rate Guaranteed Non-Voting Non-Cumulative Preferred Securities	(163)	–	–	(163)
Undated Loan Capital	–	(90)	–	(90)
Subordinated Callable Notes 2017	–	–	(771)	(771)
	(837)	(90)	(771)	(1,698)
Foreign exchange movements	(221)	(34)	(423)	(678)
Other movements (all non-cash)	31	3	(134)	(100)
At 31 December 2017	3,721	504	10,557	14,782

Issued during the year:
Floating Rate Subordinated Callable Notes 2028	–	–	201	201
Repurchases and redemptions during the year[1]:
6.461% Guaranteed Non-voting Non-cumulative Perpetual Preferred Securities	(600)	–	–	(600)
Undated Perpetual Preferred Securities	(14)	–	–	(14)
10.5% Subordinated Bonds callable 2018	–	–	(150)	(150)
6.75% Subordinated Fixed Rate Notes callable 2018	–	–	(1,492)	(1,492)
	(614)	–	(1,642)	(2,256)
Foreign exchange movements	108	20	247	375
Other movements (all non-cash)	(5)	5	(357)	(357)
At 31 December 2018	3,210	529	9,006	12,745
The Bank	Preferred securities £m	Undated subordinated liabilities £m	Dated subordinated liabilities £m	Total £m
At 1 January 2017	3,094	450	7,031	10,575

Repurchases and redemptions during the year[1]:
6.369% Fixed/Floating Rate Non-Cumulative Securities Callable 2015	(600)	–	–	(600)
4.385% Step-up Perpetual Capital Securities Callable 2017	(74)	–	–	(74)
	(674)	–	–	(674)
Foreign exchange movements	(153)	(31)	(260)	(444)
Other movements (all non-cash)	(16)	(1)	(99)	(116)
At 31 December 2017	2,251	418	6,672	9,341
Foreign exchange movements	88	19	203	310
Other movements (all non-cash)	(27)	–	(96)	(123)
At 31 December 2018	2,312	437	6,779	9,528
1	The repurchases and redemptions in the year resulted in cash outflows of £2,256 million (2017: £1,608 million).
1	The repurchases and redemptions in 2017 resulted in cash outflows of £675 million.